Debt - Schedule of Short-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026		Dec. 31, 2025
Short-Term Debt [Line Items]
Short-term debt	$ 2,625
Related Party [Member]
Short-Term Debt [Line Items]
Short-term debt	1,659		484
Others [Member]
Short-Term Debt [Line Items]
Short-term debt	$ 2,625	[1]
July 2026 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest Rate	4.60%
Borrowing Limit	$ 32
Short-term debt	$ 32
July 2026 [Member] | Others [Member]
Short-Term Debt [Line Items]
Interest Rate	4.60%
Borrowing Limit	$ 39
Short-term debt	$ 39	[1]
August 2026 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest Rate	4.60%
Borrowing Limit	$ 262
Short-term debt	262		484
August 2026 [Member] | Others [Member]
Short-Term Debt [Line Items]
Borrowing Limit	843
Short-term debt	$ 844	[1]
September 2026 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest Rate	4.60%
Borrowing Limit	$ 184
Short-term debt	164
November 2026 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Borrowing Limit	169
Short-term debt	130
November 2026 [Member] | Others [Member]
Short-Term Debt [Line Items]
Borrowing Limit	339
Short-term debt	344	[1]
December 2026 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Borrowing Limit	221
Short-term debt	$ 221
May 2027 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest Rate	6.00%
Borrowing Limit	$ 292
Short-term debt	292
May 2027 [Member] | Others [Member]
Short-Term Debt [Line Items]
Borrowing Limit	431
Short-term debt	418	[1]
June 2026 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Borrowing Limit	190
Short-term debt	190
No fixed maturity [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Borrowing Limit	411
Short-term debt	$ 368
October 2026 [Member] | Others [Member]
Short-Term Debt [Line Items]
Interest Rate	9.50%
Borrowing Limit	$ 227
Short-term debt	$ 230	[1]
March 2027 [Member] | Others [Member]
Short-Term Debt [Line Items]
Interest Rate	6.22%
Borrowing Limit	$ 175
Short-term debt	$ 175	[1]
April 2027 [Member} | Others [Member]
Short-Term Debt [Line Items]
Interest Rate	5.26%
Borrowing Limit	$ 130
Short-term debt	$ 130	[1]
June 2027 [Member] | Others [Member]
Short-Term Debt [Line Items]
Interest Rate	5.21%
Borrowing Limit	$ 259
Short-term debt	$ 259	[1]
Overdue maturities [Member] | Others [Member]
Short-Term Debt [Line Items]
Interest Rate
Borrowing Limit	$ 186
Short-term debt	$ 186	[1]
Minimum [Member] | August 2026 [Member] | Others [Member]
Short-Term Debt [Line Items]
Interest Rate	4.52%
Minimum [Member] | November 2026 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest Rate	4.60%
Minimum [Member] | November 2026 [Member] | Others [Member]
Short-Term Debt [Line Items]
Interest Rate	5.44%
Minimum [Member] | December 2026 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest Rate	4.60%
Minimum [Member] | May 2027 [Member] | Others [Member]
Short-Term Debt [Line Items]
Interest Rate	4.89%
Minimum [Member] | June 2026 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest Rate	4.60%
Minimum [Member] | No fixed maturity [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest Rate	0.00%
Maximum [Member] | August 2026 [Member] | Others [Member]
Short-Term Debt [Line Items]
Interest Rate	6.09%
Maximum [Member] | November 2026 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest Rate	6.00%
Maximum [Member] | November 2026 [Member] | Others [Member]
Short-Term Debt [Line Items]
Interest Rate	6.92%
Maximum [Member] | December 2026 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest Rate	6.00%
Maximum [Member] | May 2027 [Member] | Others [Member]
Short-Term Debt [Line Items]
Interest Rate	6.46%
Maximum [Member] | June 2026 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest Rate	6.00%
Maximum [Member] | No fixed maturity [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest Rate	4.60%

[1]	The amounts in the above table reflects the fair value as a result of the purchase price allocation valuation at closing of the acquisition of the Korean Companies.